FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - Liquidity risk - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	€ 2,356	€ 2,332
Amounts payable to related parties	181	249
Borrowings	7,323	6,530
Derivatives	77	41
Lease liabilities	383	396
Total financial liabilities	10,320	9,548
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	2,356	2,332
Amounts payable to related parties	181	249
Borrowings	798	772
Derivatives	62	28
Lease liabilities	100	115
Total financial liabilities	3,497	3,496
1 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0	0
Amounts payable to related parties	0	0
Borrowings	1,207	1,676
Derivatives	15	13
Lease liabilities	128	152
Total financial liabilities	1,350	1,841
3 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0	0
Amounts payable to related parties	0	0
Borrowings	970	957
Derivatives	0	0
Lease liabilities	56	62
Total financial liabilities	1,026	1,019
More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade accounts payable	0	0
Amounts payable to related parties	0	0
Borrowings	4,348	3,125
Derivatives	0	0
Lease liabilities	99	67
Total financial liabilities	€ 4,447	€ 3,192